CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
REVENUE	$ 19,889	$ 11,395	$ 28,028	$ 60,758	$ 64,036	$ 122,320
COST OF SALES	178	1,352	393	7,479	8,216	9,285
GROSS MARGIN	19,711	10,043	27,635	53,279	55,820	113,035
OPERATING EXPENSES
Rent				7,192	10,631	18,750
General and administrative	8,448	10,927	17,012	34,235	38,649	44,991
Management fees		3,075		14,275	14,275	20,665
Professional fees	9,394	18,626	56,369	59,073	74,032	79,678
TOTAL OPERATING EXPENSES	17,842	32,628	73,381	114,775	137,587	164,084
INCOME (LOSS) FROM OPERATIONS	1,869	(22,585)	(45,746)	(61,496)	(81,767)	(51,049)
OTHER INCOME (EXPENSE)
Interest income	1,887		2,241
Other income				4,405	10,742	8,805
Bank fees & interest	(5,981)	(4,418)	(12,056)	(11,923)	(15,210)	(14,774)
TOTAL OTHER INCOME (EXPENSE)	(4,094)	(4,418)	(9,815)	(7,518)	(4,468)	(5,969)
NET INCOME (LOSS)	$ (2,225)	$ (27,003)	$ (55,561)	$ (69,014)	$ (86,235)	$ (57,018)
NET LOSS PER SHARE-BASIC AND DILUTED					$ (0.01)	$ 0.00
WEIGHTED AVERAGE SHARES OUTSTANDING BASIC AND DILUTED	32,910,000	12,710,000	32,910,000	12,710,000	15,034,384	12,710,000